SEGMENT REPORTING (Revenue from Company's major customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	10.00%	10.00%
Customer A
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	47.00%	65.00%
Customer B
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	7.00%	26.00%
Customer C
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	30.00%	0.00%